Segment Information - Summary of Reportable Operating segments (Including the Company's Associates and Joint Venture) (Detail) - Operating segments [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Penasquito [member]
Disclosure of operating segments [line items]
Revenue	$ 1,050	$ 1,400
Cerro Negro [member]
Disclosure of operating segments [line items]
Revenue	641	609
Pueblo Viejo [member]
Disclosure of operating segments [line items]
Revenue	538	569
Other [member]
Disclosure of operating segments [line items]
Revenue	116	264
Gold [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	347	598
Gold [member] | Cerro Negro [member]
Disclosure of operating segments [line items]
Revenue	580	552
Gold [member] | Pueblo Viejo [member]
Disclosure of operating segments [line items]
Revenue	501	541
Gold [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	68	142
Zinc [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	365	425
Silver [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	236	270
Silver [member] | Cerro Negro [member]
Disclosure of operating segments [line items]
Revenue	61	57
Silver [member] | Pueblo Viejo [member]
Disclosure of operating segments [line items]
Revenue	33	27
Silver [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	1	38
Lead [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	98	98
Copper [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	4	9
Copper [member] | Pueblo Viejo [member]
Disclosure of operating segments [line items]
Revenue	4	1
Copper [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	44	80
Molybdenum [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	$ 3	$ 4